COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of commitments
The Company’s commitments consist of the following:

	June 30, 2019	December 31, 2018
Purchase commitments	22,578	24,594
Guarantees, pledges and other collateral	5,334	5,527
Non-cancellable operating leases*	—	1,869
Capital expenditure commitments	681	697
Other commitments	3,269	3,516
Total	31,862	36,203

*As a result of the adoption of IFRS 16 "Leases" as of January 1, 2019, the Company has recognized right–of–use assets and lease liabilities related to non–cancellable operating leases. See note 1 and 12.